Nature of the business	11 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the business	Nature of the business
Summit Therapeutics Inc. ("Summit" or the "Company") is the successor to Summit Therapeutics plc, a company organized under the laws of the United Kingdom ("Summit U.K."). As part of the plan to cause the publicly traded parent company of Summit to be a Delaware corporation (the "Redomiciliation Transaction"), after the close of market trading on September 18, 2020, Summit and Summit U.K. completed a statutory scheme of arrangement under U.K. law pursuant to which all Summit U.K. outstanding ordinary shares were exchanged on a five-for-one basis for newly issued shares of Summit common stock and Summit U.K. became a wholly-owned subsidiary of Summit.
The scheme of arrangement was accounted for as an exchange of equity interests among entities under common control. All assets and liabilities of Summit U.K. were assumed by Summit, resulting in the retention of the historical basis of accounting as if they had always been combined for accounting and financial reporting purposes.

Unless stated otherwise or the context otherwise requires, references to "Summit", "Group", "we", "our" and "us" mean Summit Therapeutics Inc. and its consolidated subsidiaries from the effective date of the Redomiciliation Transaction.

Summit is a biopharmaceutical company focused on the discovery, development and commercialization of novel antibiotics for serious infectious diseases. Summit is conducting a Phase 3 clinical program focused on the infectious disease C. difficile infection, or CDI. It is also seeking to expand the product candidate portfolio through the development of new mechanism, precision antibiotics using the proprietary Discuva Platform.
Revision and Immaterial Correction of an Error in Previously Issued Financial Statements

During the quarter ended June 30, 2020, management identified an error affecting Other Operating Income and Deferred Revenue and Income related to the funding agreement with BARDA. In our previously issued December 31, 2019 financial statements under IFRS, the Company incorrectly recognized $0.9 million of other operating income related to the agreement. The misstatement had no net impact on the Company’s consolidated statements of cash flows. Management concluded that the correction was not material to previously issued consolidated financial statements. Since these revisions were not material to any previously issued annual or interim financial statements, no amendments to previously filed financial statements were required. Consequently, the Company has adjusted for these errors by revising the December 31, 2019 balances herein.

The effect of the immaterial correction of an error in our previously issued consolidated financial statements as of and for the eleven months ended December 31, 2019 is as follows:

Balance Sheet

	As of December 31, 2019
	Previously Reported	Adjustments	As Revised
	(in thousands)
Research and development tax credit receivable	$4,824	$260	$5,084
Total current assets	$79,368	$260	$79,628
Total assets	$96,419	$260	$96,679

Deferred revenue and income	$1,497	$1,118	$2,615
Total current liabilities	$12,649	$1,118	$13,767
Total liabilities	$18,324	$1,118	$19,442

Accumulated deficit	$(159,061)	$(858)	$(159,919)
Total stockholders’ equity	$78,095	$(858)	$77,237

Total liabilities and stockholders’ equity	$96,419	$260	$96,679
Statement of Operations

	Eleven Months ended December 31, 2019
	Previously Reported	Adjustments	As Revised
	(in thousands)
Other operating income	$23,730	$(858)	$22,872

Operating loss	$(27,947)	$(858)	$(28,805)

Net loss	$(28,122)	$(858)	$(28,980)

Basic earnings (loss) per share	$(0.86)	$(0.02)	$(0.88)
Diluted earnings (loss) per share	$(0.86)	$(0.02)	$(0.88)